Reconciliation of financing activities in the statement of cash flow (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Additional dividends approved in the board meeting		R$ (1,350)
Borrowings and debentures current	R$ 2,029
Financing current	739
Lease current	978
Dividends current	10
Borrowings and debentures non current	40,207
Financing non current	10,511
Non-controlling shareholders non current	2,490
Lease non current	2,955
Borrowings and debentures total	42,236
Braskem Idesa financing total	11,250
Loan from non-controlling shareholders total	2,490
Lease total	3,933
Dividends total	10
Borrowings And Debentures [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	35,716
Issued	10,991
Payments	(2,155)
Cash used in financing activities	8,836
Interest paid	(2,450)
Interest and monetary and exchange variations, net	2,359
Addition by subsidiary acquisition	28
Currency translation adjustments	(2,253)
Total other changes	(2,316)
Ending balance	42,236	35,716
Braskem Idesa Financing [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	11,370
Issued	1,233
Payments	(576)
Cash used in financing activities	657
Interest paid	(821)
Interest and monetary and exchange variations, net	(739)
Currency translation adjustments	783
Total other changes	(777)
Ending balance	11,250	11,370
Shareholders Of Braskem Idesa [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	2,498
Interest and monetary and exchange variations, net	(171)
Currency translation adjustments	158
[custom:FairValueAdjustmentsOfNonControllingSubsidiaries]	5
Total other changes	(8)
Ending balance	2,490	2,498
Lease [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	4,241
Payments	(1,209)
Cash used in financing activities	(1,209)
Interest paid	(279)
Interest and monetary and exchange variations, net	45
[custom:LeaseContractsClassifiedAsFinancingActivities]	1,283
[custom:DisposalsClassifiedAsFinancingActivities]	(70)
Currency translation adjustments	(78)
Total other changes	901
Ending balance	3,933	4,241
Dividends [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	11
Payments	(7)
Cash used in financing activities	(7)
Additional dividends approved in the board meeting	6
Total other changes	6
Ending balance	R$ 10	R$ 11